Commitments and Contingencies 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims	$ 1.7	$ 1.5